Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Sep. 25, 2017	Dec. 31, 2016
Other:
Long-term debt (note 8)	$ (3,123,728)		$ (3,182,894)
Due to affiliates - long term (notes 11f and 11g)	(163,037)		(200,000)
Interest rate swap agreements
Derivatives instruments (note 12)
Interest rate derivatives	(168,247)
Cross currency swap agreement
Derivatives instruments (note 12)
Foreign currency derivative instruments	(44,006)
Foreign currency forward contracts
Derivatives instruments (note 12)
Foreign currency derivative instruments	(357)
Carrying Amount | Level 1 | Public
Other:
Long-term debt (note 8)	(666,427)		(550,525)
Carrying Amount | Level 1 | Recurring
Recurring:
Cash and cash equivalents and restricted cash	250,294		342,287
Carrying Amount | Level 2
Other:
Due to affiliates - long term (notes 11f and 11g)	(163,037)		(200,000)
Carrying Amount | Level 2 | Non-public
Other:
Long-term debt (note 8)	(2,457,301)		(2,632,369)
Carrying Amount | Level 2 | Recurring | Interest rate swap agreements
Derivatives instruments (note 12)
Interest rate derivatives	(168,247)		(203,106)
Carrying Amount | Level 2 | Recurring | Cross currency swap agreement
Derivatives instruments (note 12)
Foreign currency derivative instruments	(44,006)		(137,379)
Carrying Amount | Level 2 | Recurring | Foreign currency forward contracts
Derivatives instruments (note 12)
Foreign currency derivative instruments	(357)		(1,786)
Carrying Amount | Level 2 | Non-Recurring
Non-Recurring:
Vessels held for sale (note 18)	0		6,900
Carrying Amount | Level 2 | Non-Recurring | Vessels and equipment
Non-Recurring:
Vessels and equipment (note 18)	0		11,300
Fair Value | Level 1 | Public
Other:
Long-term debt (note 8)	(671,635)		(480,710)
Fair Value | Level 1 | Recurring
Recurring:
Cash and cash equivalents and restricted cash	250,294		342,287
Fair Value | Level 2
Other:
Due to affiliates - long term (notes 11f and 11g)	(210,089)	$ (163,600)	(192,982)
Fair Value | Level 2 | Non-public
Other:
Long-term debt (note 8)	(2,475,946)		(2,551,697)
Fair Value | Level 2 | Recurring | Interest rate swap agreements
Derivatives instruments (note 12)
Interest rate derivatives	(168,247)		(203,106)
Fair Value | Level 2 | Recurring | Cross currency swap agreement
Derivatives instruments (note 12)
Foreign currency derivative instruments	(44,006)		(137,379)
Fair Value | Level 2 | Recurring | Foreign currency forward contracts
Derivatives instruments (note 12)
Foreign currency derivative instruments	(357)		(1,786)
Fair Value | Level 2 | Non-Recurring
Non-Recurring:
Vessels held for sale (note 18)	0		6,900
Fair Value | Level 2 | Non-Recurring | Vessels and equipment
Non-Recurring:
Vessels and equipment (note 18)	$ 0		$ 11,300